STATEMENT OF COMPLIANCE	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
STATEMENT OF COMPLIANCE	STATEMENT OF COMPLIANCE
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the
International Accounting Standards Board (IASB).
Accounting standards, interpretations and amendments to published accounting standards
The following new accounting standard and amendments to published accounting standards which were effective for the first time from 1 January 2023, were adopted, and had no material impact on the Group:
•Amendments to IAS 12 ‘Income Taxes’ relating to deferred tax assets and liabilities arising from a single transaction.
•Amendments to IAS 12 ‘Income Taxes’ which provides companies with temporary relief from accounting for deferred taxes arising from the Organisation for Economic Co-operation and Development’s (OECD) international tax reform.
•IFRS 17 ‘Insurance Contracts’ which is a new standard for the recognition, measurement, presentation and disclosure of insurance contracts.
Accounting standards, amendments and interpretations issued which are relevant to the Group, but not yet effective
The amendments to accounting standards issued which are relevant to the Group, but not yet effective on 31 December 2023, include:
•Amendments to IFRS 7 ‘Financial Instruments: Disclosure’ and IAS 7 ‘Statement of Cash Flows’ relating to Supplier
Finance Arrangements
The amendments address the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements, as well as disclosures required for such arrangements. The disclosure requirements in the amendments enhance the current requirements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The effect of the amendments to the accounting standard is not expected to have a material impact on the Group’s results.
•Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ relating to Lack of Exchangeability
The amendments clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as require the disclosure of information that enables users of financial statements to understand the impact of a currency not being exchangeable. The effect of the amendment to the accounting standard is not expected to have a material impact on the Group’s results.
1.1REPORTING ENTITY
On 12 May 2023, the Group announced the intention to implement a corporate restructuring to reorganise its operations under a new parent company, AngloGold Ashanti plc, incorporated in England and Wales, with a primary listing of its ordinary shares on the New York Stock Exchange (NYSE). The corporate restructuring was implemented through the issue of ordinary shares of
AngloGold Ashanti plc in exchange for the existing ordinary shares of AngloGold Ashanti Limited.
On 25 September 2023, the Group completed its corporate restructuring with the commencement of trading of the ordinary shares of AngloGold Ashanti plc on the NYSE, maintaining the ticker symbol AU. Trading in the AngloGold Ashanti Limited
American Depositary Shares (ADSs) on the NYSE ceased at the close of market on 22 September 2023 and the AngloGold
Ashanti Limited ADS programme was terminated with effect from 25 September 2023. AngloGold Ashanti remains committed to the Johannesburg Stock Exchange (JSE) and A2X Market (A2X) in South Africa and the Ghana Stock Exchange (GSE) in Ghana
on which it has maintained secondary listings. The ordinary shares of AngloGold Ashanti plc were listed on the JSE and A2X on
20 September 2023, maintaining the ticker symbol ANG. The ordinary shares and Ghanaian Depositary Shares of AngloGold
Ashanti plc were listed on the GSE, maintaining the ticker symbols AGA and AAD, respectively, on 26 September 2023.
The AngloGold Ashanti Group is now headquartered in Denver, Colorado, USA and retains a substantial corporate office in
Johannesburg. The Company’s registered office and principal executive office are located in the United Kingdom. The AngloGold
Ashanti plc consolidated financial statements are a continuation of the previous AngloGold Ashanti Limited consolidated financial statements with the comparative information adjusted to reflect the legal share capital of AngloGold Ashanti plc.
1.2BASIS OF PREPARATION
On 25 September 2023, the Group completed a corporate restructuring whereby its operations were reorganised under a new parent company, AngloGold Ashanti plc, which became the listed UK parent company of the Group and the successor issuer to
AngloGold Ashanti Limited, the previous parent company.
The consolidated financial statements have been prepared on a going concern basis under the historical cost convention, except for the revaluation of certain assets and liabilities to fair value. The Group’s accounting policies are consistent in all material respects with those applied in the previous year, except for the impact of the corporate restructuring.
The Group financial statements are presented in US dollars. All results are from continuing operations unless otherwise stated.
The Group financial statements incorporate the financial statements of the Company, its subsidiaries and its interests in joint ventures and associates. The financial statements of all material subsidiaries, joint ventures and associates, are prepared for the same reporting period as the Company, using the same accounting policies.
Subsidiaries are all entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Control would generally exist where the Group owns more than 50% of the voting rights, unless the Group and other investors collectively control the entity where they must act together to direct the relevant activities. In such cases, as no investor individually controls the entity, the investment is accounted for as an associate, joint venture or a joint operation.  Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which control ceases. The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the elements of control. Intra-group transactions, balances and unrealised gains and losses on transactions between Group companies, including any resulting tax effects are eliminated.
Going concern
The going concern assessment included the preparation of detailed cash flow forecasts for at least 12 months and updated life-
of-mine plan models with longer term cash flow projections, which demonstrate that the Group will have sufficient cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due  during the 12 months immediately following the date when the financial statements are authorised for issue.
The Group’s base case going concern assessment is based upon management’s best estimate of gold and foreign exchange consensus prices, while simultaneously applying a risk adjustment factor to the estimated production which has been determined in line with approved life-of-mine plans and ongoing capital requirements. A further stress test has been prepared reflecting a reduction in the consensus gold price, prior to any mitigation strategies in order to assess whether financial maintenance covenants per the Group’s loan agreements are breached or financial liquidity headroom runs out. The result of this stress test demonstrated that the likelihood of a decrease in the gold price causing a risk of a financial liquidity shortfall or a breach in the financial maintenance covenants is remote.
Having assessed the financial position and future plans of the Group, the Directors believe that it is appropriate to adopt the going concern basis of accounting in preparing the consolidated financial statements.
Climate change considerations
The Company’s 2020/2021 TCFD-aligned Climate Change Report outlines the Board-approved Climate Change Strategy which seeks to embed the management of physical and transition climate risks and opportunities into the Company’s strategic and operational planning processes, a process that was enabled through a refreshed company-wide climate change governance framework. That Report also summarised, at a high level, findings from physical climate risk assessments conducted at each of the operating assets, considering a business-as-usual climate scenario.
The potential effect of global decarbonisation scenarios and other transition risks on the Company’s business strategy and planning assumptions, such as evolving host country climate policies, the cost of energy and other key mining inputs which may be affected by carbon pricing, is an area that continues to be monitored and assessed.
AngloGold Ashanti does not mine or extract fossil fuels such as coal, natural gas or oil.  AngloGold Ashanti does, however, emit greenhouse gases (GHGs) directly through the combustion of fuels and other energy products at its gold mining operations and indirectly through the consumption of electricity purchased from national grids that include fossil-based energy in their electricity production.
The Company continues to execute on its 2021 Board-approved Climate Change Strategy, with a particular focus on developing and implementing energy decarbonisation projects in support of its objective of reducing Scope 1 and 2 GHG emissions by 30%
by 2030 as compared to a 2021 baseline, as announced in 2022. This mid-term target is a key milestone en-route to the
Company’s overall objective of net zero Scope 1 and 2 GHG emissions by 2050, in line with the ambitions of the Paris
Agreement. In addition, the Company has committed to explore opportunities, where feasible, to address Scope 3 GHG emissions consistent with its commitment, as a member of the International Council on Mining and Metals (ICMM), to set Scope
3 GHG emissions reduction targets.
In 2023, AngloGold Ashanti advanced its collective understanding of the various approaches to applying scenario analyses and began efforts to quantify certain climate-related risk on its business plans. Having laid the groundwork for this in 2023, work on developing the financial models will be progressed during 2024 and with a goal to inform its scenario analysis approach moving forward.
Management has considered certain implications of climate change when preparing the consolidated financial statements. These considerations, integral to the Group’s strategy and operations, were factored in across various areas:
•Estimates utilised in determining future cash flows in life-of-mine models feeding the impairment process:
•Mine sites are designed with a significant margin of safety to endure extreme weather events, such as heavy rainfall, high winds, and temperature fluctuations. This engineering means that the structures and operational activities are more durable than what the average weather conditions would require, resulting in an increased level of resilience against the increasing severity and frequency of weather events predicted by climate change models.
•Estimates used in determining the environmental rehabilitation provision:
•Rehabilitation designs are progressively adapted to address identified risks, including changing expectations of seasonal weather patterns.
•Rehabilitation plans and estimates include long-term monitoring and maintenance protocols, which also serve to address unforeseen effects that may arise from a changing climatic patterns.
•Inclusion of a contingency allowance or risk factor, which may encompass climate change impacts on rehabilitation success.
•Rehabilitation and decommissioning works scheduling and costing considerations factor in weather conditions to mitigate risks of schedule and cost overruns.
•Determination of targets for the Group’s Deferred Share Plan.
The significant impacts of climate-related strategic decisions are reflected in management’s assessments and estimates, particularly concerning future cash flow projections supporting the recoverable amounts of mining assets once the strategic decisions have been approved by the Board, and the implementation of these is likely. While climate change considerations did not significantly affect key accounting judgements and estimates in the current year, the focus on climate-related strategic decisions, like decarbonisation projects and alternative energy sources, could potentially have a substantial impact in future periods, when entered into and concluded.
1.3RESTATEMENTS
1.3.1 Corporate restructuring
As described in note 1.1, the corporate restructuring transaction was completed on 25 September 2023. The acquisition of
AngloGold Ashanti Limited by AngloGold Ashanti plc did not constitute a business combination as defined by IFRS 3 ‘Business
Combinations’ and the predecessor accounting method was followed for the transaction using existing carrying values of assets and liabilities. This was because neither party to the transaction could be identified as the accounting acquirer and post the acquisition there was no change of economic substance or ownership in the Group. The shareholders of AngloGold Ashanti plc have the same commercial and economic interest as they had prior to the transaction and no new additional ordinary shares were issued as part of the transaction.
The corporate restructuring transaction was implemented on a share-for-share basis with 419,685,792 AngloGold Ashanti plc ordinary shares issued at a nominal value of $1.00 each. Following the transaction, the consolidated financial statements of
AngloGold Ashanti plc reflect that the transaction is in substance a continuation of the consolidated financial statements of
AngloGold Ashanti Limited and the comparative information is presented as if the reorganisation had occurred at the beginning of the earliest period presented. In order to effect the reorganisation in the Group at the beginning of the earliest period presented, the share capital and share premium balances of AngloGold Ashanti Limited were represented to a reorganisation reserve. Post the corporate restructuring transaction, the reorganisation reserve was adjusted to reflect the issue of AngloGold Ashanti plc ordinary shares in exchange for AngloGold Ashanti Limited ordinary shares. Whilst the consolidated financial statements are a continuation of AngloGold Ashanti Limited, the share capital and share premium balances in the statement of changes in equity and statement of financial position for each of the financial years ended 31 December 2022 and 2021 have been represented to reflect the effect of the reorganisation. As a result of the corporate restructuring transaction, there were no changes to earnings per ordinary share (note 10) and dividends (note 11) for each of the financial years ended 31 December 2022 and 2021, as the earnings per ordinary share and dividends were based on the ordinary shares of AngloGold Ashanti Limited, the previous parent entity.
The following disclosures have been impacted by the corporate restructuring transaction:
•Segmental information (note 2): With the change in domicile of the Group’s parent company from South Africa to the
United Kingdom, the segment disclosures have been updated to reflect the country of domicile to be the United
Kingdom. Comparative information has been restated.
•Taxation (note 9): With the change in domicile of the Group’s parent company from South Africa to the United Kingdom, the Group tax rate reconciliation for 31 December 2023 has been prepared using the UK corporate tax rate of 25%. The comparative information is presented using the South African corporate tax rate of 28%.
Following the completion of the corporate restructuring transaction in September 2023, the Group’s parent company changed from being a South African domiciled parent company to a UK parent company. As the functional currency of the UK parent company has been assessed to be USD, exchange differences of ZAR entities included in the Group arising on consolidation post the effective date of the corporate restructuring transaction, will be re-cycled through the income statement on disposal.
1.3.2 Prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine and other restatements
In connection with the preparation of the Group’s consolidated financial statements as of and for the financial year ended 31
December 2023, the Group concluded that its previously issued audited consolidated financial statements as of and for the financial year ended 31 December 2022 contained an error in the calculation related to the reported amount of the net deferred tax asset with regard to the Obuasi mine. The group has determined that the error related to an incorrect interpretation of
Ghanaian tax laws and regulations combined with the use of the incorrect underlying data in the deferred tax model for the
Obuasi mine, both of which consequently contributed to the misapplication of the requirements of IFRS Accounting Standards, as issued by the IASB, specifically, IAS 12 ‘Income Taxes’. Additionally, the Group also corrected other errors which were not considered material to the previously issued financial statements for the periods ended 31 December 2022 and 2021.
The Group evaluated the effect of these prior period errors and determined that it needed to restate its consolidated financial statements as of and for the financial year ended 31 December 2022 and would restate its consolidated financial statements as of and for the financial year ended 31 December 2021, in both cases in accordance with IFRS Accounting Standards. As part of assessing the impact of the prior period errors, the Group applied the requirements of IAS 8 ‘Accounting Policies, Changes in
Accounting Estimates and Errors’ and the guidance in the SEC Staff Accounting Bulletin No. 99 ‘Materiality’. The aggregate restatement due to the error related to the reported amount of the net deferred tax asset with regard to the Obuasi mine resulted in a reduction in profit for the financial year ended 31 December 2022 by $49m. The restatement due to the other errors which were also corrected resulted in a reduction in profit for the financial year ended 31 December 2022 by $16m and a reduction in profit for the financial year ended 31 December 2021 by $8m. The restatements had no impact on the Group’s debt, the financial maintenance covenants in its credit facilities or its statement of cash flows.
The other errors which were corrected related to the following:
a.Kibali - Equity-accounted losses adjustment recorded in 2021 ($6m) and 2022 ($3m);
b.Geita - Foreign exchange adjustment on VAT receivable reclassified from 2022 to 2021 ($2m);
c.Rand Refinery - Derivative fair value adjustment reclassified from 2022 to 2021 ($2m);
d.Mineração Serra Grande - Impairment adjustment recorded in 2022 ($9m);
e.Siguiri - Deferred stripping adjustment recorded in 2021 ($2m) and 2022 ($4m);
f.Group - Reclassification of environmental rehabilitation provisions from non-current provisions to current provisions in
2021 ($29m) and 2022 ($38m);
g.Group - Reclassification of lease liabilities from current liabilities to non-current liabilities in 2022 ($13m); and
h.Group - Reclassification of short-term provisions from trade and other payables to environmental rehabilitation and other provisions in 2021 ($47m) and 2022 ($43m).
The impact of the above restatements on each financial statement line item is presented below.
In addition, in the financial risk management note (note 31), liquidity risk disclosures on trade and other payables were adjusted to exclude non-financial liabilities in 2021 ($150m) and 2022 ($145m).
Voluntary change in cash flow presentation
The Group has voluntarily opted to revise the presentation of the statement of cash flows to reflect the indirect method in accordance with IAS 7 ‘Statement of Cash Flows’. The revised presentation enhances transparency of the Group’s selected presentation of cash flows from operating activities. This resulted in the removal of additional disclosures relating to ‘receipts from customers’ (2022: $4,517m; 2021: $4,054m) and ‘payments to suppliers and employees’ (2022: $3,273m; 2021: $2,701m)
as previously included in the statement of cash flows.
1.3 RESTATEMENTS continued

		2021
Figures in millions	Ref	As reported on 31 December 2021	1.3.1 Corporate restructuring	1.3.2 Other restatements	As restated on 31 December 2021
		US Dollars
Income statement

Cost of sales	e	(2,857)	—	(2)	(2,859)
Gross profit	e	1,172	—	(2)	1,170
Foreign exchange and fair value adjustments	b	(43)	—	(3)	(46)
Share of associates and joint ventures' profit	a,c	249	—	(4)	245
Profit before taxation	a,b,c,e	958	—	(9)	949
Taxation	b	(312)	—	1	(311)
Profit for the year	a,b,c,e	646	—	(8)	638

Attributable to:
Equity shareholders	a,b,c,e	622	—	(8)	614
Basic earnings per ordinary share (US cents)		148	—	(2)	146
Diluted earnings per ordinary share (US cents)		148	—	(2)	146

Headline earnings	a,b,c,e	612	—	(8)	604
Basic headline earnings per ordinary share (US cents)		146	—	(2)	144
Diluted headline earnings per ordinary share (US cents)		146	—	(2)	144

Statement of comprehensive income
Total comprehensive income for the year, net of tax	a,b,c,e	541	—	(8)	533

Statement of financial position

Tangible assets	e	3,493	—	14	3,507
Investments in associates and joint ventures	a,c	1,647	—	(4)	1,643
Non-current assets	a,c,e	5,857	—	10	5,867
					—
Trade, other receivables and other assets	b	260	—	(3)	257
Current assets	b	2,143	—	(3)	2,140
					—
Environmental rehabilitation and other provisions	f	729	—	(29)	700
Non-current liabilities	f	3,108	—	(29)	3,079
					—
Trade and other payables	h	647	—	(47)	600
Environmental rehabilitation and other provisions	f,h	—	—	76	76
Current liabilities	f	798	—	29	827

Statement of changes in equity

Share capital and premium		7,223	(7,223)	—	—
Reorganisation reserve		—	7,223	—	7,223
Accumulated losses	a,b,c,e	(1,904)	—	5	(1,899)
Shareholders' equity		4,042	—	5	4,047
Non-controlling interests	e	52	—	2	54
Total equity	a,b,c,e	4,094	—	7	4,101

1.3 RESTATEMENTS continued

		2022
Figures in millions	Ref	As reported on 31 December 2022	1.3.1 Corporate restructuring	1.3.2 Obuasi deferred tax restatement	1.3.2 Other restatements	As restated on 31 December 2022
		US Dollars
Income statement

Cost of sales	e	(3,362)	—	—	(4)	(3,366)
Gross profit	e	1,133	—	—	(4)	1,129
Impairment, derecognition of assets and profit (loss) on disposal	d	(304)	—	—	(11)	(315)
Foreign exchange and fair value adjustments	b	(128)	—	—	3	(125)
Share of associates and joint ventures' profit	a,c	166	—	—	(5)	161
Profit before taxation	a,b,c,d.e	489	—	—	(17)	472
Taxation	b,d	(173)	—	(49)	1	(221)
Profit for the year	a,b,c,d,e	316	—	(49)	(16)	251

Attributable to:
Equity shareholders	a,b,c,d,e	297	—	(49)	(15)	233
Non-controlling interests	e	19	—	—	(1)	18

Basic earnings per ordinary share (US cents)		71	—	(12)	(4)	55
Diluted earnings per ordinary share (US cents)		71	—	(12)	(4)	55

Headline earnings	a,b,c,e	544	—	(49)	(6)	489
Basic headline earnings per ordinary share (US cents)		129	—	(12)	(1)	116
Diluted headline earnings per ordinary share (US cents)		129	—	(12)	(1)	116

Statement of comprehensive income
Total comprehensive income for the year, net of tax	a,b,c,d,e	242	—	(49)	(17)	176

Statement of financial position

Tangible assets	d,e	4,209	—	—	(1)	4,208
Investments in associates and joint ventures	a,c	1,100	—	—	(9)	1,091
Deferred taxation		72	—	(49)	—	23
Non-current assets	a,c,d,e	5,927	—	(49)	(10)	5,868

Lease liabilities	g	102	—	—	13	115
Environmental rehabilitation and other provisions	f	634	—	—	(38)	596
Non-current liabilities	f,g	3,079	—	—	(25)	3,054

Lease liabilities	g	84	—	—	(13)	71
Trade and other payables	h	710	—	—	(43)	667
Environmental rehabilitation and other provisions	f,h	—	—	—	81	81
Current liabilities	f,g	859	—	—	25	884

Statement of changes in equity

Share capital and premium		7,239	(7,239)	—	—	—
Reorganisation reserve		—	7,239	—	—	7,239
Accumulated losses	a,b,c,d,e	(1,715)	—	(49)	(10)	(1,774)
Foreign currency translation reserve	c	(1,440)	—	—	(1)	(1,441)
Shareholders' equity	a,b,c,d,e	4,100	—	(49)	(11)	4,040
Non-controlling interests	e	34	—	—	1	35
Total equity	a,b,c,d,e	4,134	—	(49)	(10)	4,075